Total Income Before Income Taxes and Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income before income taxes
Income before income taxes, United States	$ 28.4	$ 32.5	$ (20.4)
Income before income taxes, Foreign	191.0	221.6	226.4
Income before income taxes	219.4	254.1	206.0
Provision for income taxes, Current, United States	8.0	3.6	2.8
Provision for income taxes, Current, Foreign	63.0	66.5	43.8
Provision for income taxes, Current, State and local	(0.2)		0.2
Provision for income taxes, Current, Total	70.8	70.1	46.8
Provision for income taxes, Deferred , Foreign	28.5	27.2	18.0
Provision for income taxes	$ 99.3	$ 97.3	$ 64.8